FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of leases [Abstract]
Explanation of significant changes in net investment in finance lease
The reconciliation of the minimum future payments and the present value of the contract are as follows:

	As of December 31, 2018	As of December 31, 2017

Commitments in relation to finance leases are payable as follows:
Within one year	8,328	8,328
Later than one year but not later than five years	33,312	33,312
Later than five years	71,482	79,810
Minimum lease payments	113,122	121,450
Future finance charges	(39,294)	(44,415)
Total Financial lease liabilities	73,828	77,035

The present value of finance lease liabilities is as follows:
Within one year	8,030	8,030
Later than one year but not later than five years	27,208	27,208
Later than five years	38,590	41,797

Total minimum lease payments	73,828	77,035